Note 10 - Income Taxes (Details) - Deferred Taxes (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowances for loan losses	$ 2,240,123	$ 2,886,592
Writedowns on foreclosed assets held for sale	781,870	879,113
Deferred loan fees/costs	96,877	64,886
Unrealized depreciation on available-for-sale securities	263,358	1,471,923
Other	421,873	382,723
	3,804,101	5,685,237
Deferred tax liabilities:
FHLB stock dividends	(52,455)	(68,953)
Accumulated depreciation	(268,503)	(273,481)
Other	(70,630)	(64,152)
	(391,588)	(406,586)
Deferred tax asset before valuation allowance	3,412,513	5,278,651
Valuation allowance:
Beginning balance			(1,645,379)
Ending balance	0	0	(1,645,379)
Net deferred tax asset	3,412,513	5,278,651
Decrease from Sale of State Low Income Housing Tax Credits [Member]
Valuation allowance:
Low income housing tax credits	0	1,719,978
Increase for State Low Income Housing Tax Credits Generated 1 [Member]
Valuation allowance:
Low income housing tax credits	$ 0	$ (74,599)